TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Summary of Trade and Other Payables

	As of December 31,
	2024	2023
	US$’000	US$’000
Trade payables	46,560	40,977
Other payables	10,660	10,766
	57,220	51,743